Share-based compensation (Details) ¥ in Thousands					12 Months Ended
	Apr. 16, 2021 shares	Jan. 12, 2021	Jan. 11, 2021	Dec. 28, 2020 shares	Dec. 31, 2021 CNY (¥) installment	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Apr. 30, 2019 shares	Feb. 28, 2019 shares	Sep. 30, 2018 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sharebased compensation expense | ¥					¥ 223,345	¥ 929,098	¥ 52,714
Share split ratio			10
Class B ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share split ratio		1
Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for issuance	224,935,770
Number of additional shares authorized	57,472,620
Parent Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sharebased compensation expense | ¥					¥ 211,947	¥ 716,411	¥ 28,772
Contractual term (in years)					10 years
Parent Incentive Plans | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)					4 years
Equal annual installments for vesting | installment					4
Parent Incentive Plans | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)					7 years
Equal annual installments for vesting | installment					7
Parent Incentive Plans | Class B ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for issuance								22,493,577	22,493,577	22,493,577
2021 Plan | Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for issuance				22,493,577
Number of additional shares authorized				5,747,262